Note 15 - Stock Options and Stock-based Employee Compensation - Summary of Stock Option Activity (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Shares Outstanding, Beginning Balance (in shares)	4,417	84
Weighted Average Exercise Price, Outstanding, at Beginning Period (in dollars per share)	$ 6.73	$ 163.20
Shares Granted (in shares)	1,144	4,337
Weighted Average Exercise Price, Granted (in dollars per share)	$ 4.20	$ 4.22
Shares Forfeited or Expired (in shares)	(5)	(4)
Weighted Average Exercise Price, Forfeited or Expired (in dollars per share)	$ 467.57	$ 617.75
Shares Outstanding, Ending Balance (in shares)	5,556	4,417
Weighted Average Exercise Price, Outstanding, at Ending Period (in dollars per share)	$ 5.80	$ 6.73
Weighted Average Remaining Contractual Life, Outstanding (Year)	9 years 73 days	9 years 328 days
Shares Vested and Exercisable (in shares)	70	63
Weighted Average Exercise Price, Vested and Exercisable (in dollars per share)	$ 128.45	$ 171.87
Weighted Average Remaining Contractual Life, Vested and Exercisable (Year)	6 years 109 days	6 years 182 days
Vested and expected to vest (in shares)	5,245	4,243
Weighted Average Exercise Price, Vested and Expected to Vest (in dollars per share)	$ 5.79	$ 6.78
Weighted Average Remaining Contractual Life, Vested and Expected to Vest (Year)	9 years 73 days	9 years 328 days